Cash and Cash Equivalents	6 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS
6.	CASH AND CASH EQUIVALENTS

	31 December 2024 $	30 June 2024 $
Cash at bank and in hand	149,480	1,259,242
	149,480	1,259,242

Cash at bank earns interest at floating rates based on daily bank deposit rates.